U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

October 14, 2011

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of combining two series of the Trust into one series.  Specifically, the Trust is proposing that the Brown Advisory Small Companies Fund, a series of the Trust, be reorganized into the Brown Advisory Small Cap Fundamental Value Fund, also a series of the Trust.  Because the Reorganization is being contemplated in accordance with Rule 17a-8 under the Investment Company Act of 1940, the Trust is not seeking the approval of shareholders to complete the Reorganization.  Rather this Form N-14 will be mailed to shareholders in the form of an Information Statement/Prospectus.  It is anticipated that this Registration Statement will become effective on November 14, 2011, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
Secretary of the Trust

Enclosures